Lease Liabilities (Details) - Schedule of Lease Liabilities - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Lease Liabilities [Abstract]
Current	$ 207,847	$ 223,700	[1]
Non-current	115,521	229,078
Lease liability	$ 323,368	$ 452,778

[1]	Restated throughout for presentation in US Dollars. See note 1 for further details.